Summary of Significant Accounting Policies - Schedule of Distributions Per Common Share (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Ordinary income	69.00%	70.00%	66.00%
Capital gains	0.00%	0.00%	0.00%
Return of capital	31.00%	30.00%	34.00%
Total	100.00%	100.00%	100.00%